INVESTMENTS IN ASSOCIATES AND INCORPORATED JOINT VENTURES - Summary Of Joint Venture Financial Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summarized statements of earnings
Revenues	$ 1,094.9	$ 987.1
Depreciation expense	(265.4)	(261.3)
Other expenses	(18.3)	0.8
Income taxes	(97.6)	(33.4)
Comprehensive income (loss)	528.0	72.2
Assets
Cash and cash equivalents	664.1	652.0	$ 481.0
Total non- current assets	2,805.9	2,387.6
Assets	3,966.9	3,400.5
Liabilities
Current liabilities	231.1	195.5
Non-current liabilities	889.0	933.9
Liabilities	1,120.1	1,129.4
Sadiola
Summarized statements of earnings
Revenues	192.5	213.5
Depreciation expense	(4.0)	(7.1)
Other expenses	(143.1)	(179.0)
Income taxes	(5.2)	(5.4)
Comprehensive income (loss)	40.2	22.0
Assets
Cash and cash equivalents	62.4	50.8
Other current assets	53.8	41.9
Total non- current assets	314.5	284.2
Assets	430.7	376.9
Liabilities
Current liabilities	58.6	41.2
Non-current liabilities	222.4	221.2
Liabilities	281.0	262.4
Share of net assets (liabilities) of joint ventures	149.7	114.5
Yatela
Summarized statements of earnings
Revenues	7.7	14.7
Depreciation expense	0.0	(2.0)
Other expenses	(8.0)	(18.0)
Income taxes	(0.1)	(0.1)
Comprehensive income (loss)	(0.4)	(5.4)
Assets
Cash and cash equivalents	0.5	6.5
Other current assets	7.9	7.7
Total non- current assets	0.0	0.0
Assets	8.4	14.2
Liabilities
Current liabilities	55.8	50.5
Non-current liabilities	30.2	40.8
Liabilities	86.0	91.3
Share of net assets (liabilities) of joint ventures	$ (77.6)	$ (77.1)